Summary of significant accounting policies - Narrative (Details) - USD ($) $ in Thousands	11 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Jan. 31, 2019	Jan. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 541	$ 464	$ 6,120	$ 3,899
Research and development tax credit receivable	$ 5,084	$ 8,872	$ 8,305	$ 6,598
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards, vesting period	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards, vesting period	4 years
Sarepta | Accounts receivable | Customer concentration risk
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 500